Label	Element	Value
AllianzGI Retirement 2045 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	AllianzGI Retirement 2045 Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The Fund seeks capital growth and preservation consistent with its asset allocation as 2045 approaches, and thereafter current income

Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock
and, secondarily, capital appreciation.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. In addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of the Class P shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds that are part of the family of mutual funds sponsored by Allianz. More information about these and other discounts is available in the “Classes of Shares” section beginning on page 314 of the Fund’s prospectus or from your financial advisor. In addition, if you purchase shares through a specific intermediary, you may be subject to different sales charges including reductions in or waivers of such charges. More information about these intermediary-specific sales charge variations is available in Appendix A to the Fund’s prospectus (“Intermediary Sales Charge Discounts and Waivers”).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jan. 31, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). The Fund’s portfolio turnover rate for the fiscal year ended September 30, 2019 was 41% of the average value of its portfolio. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund’s investment performance.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	41.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total Annual Fund Operating Expenses After Expense Reductions and, for all other periods, on Total Annual Fund Operating Expenses.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Example: Assuming you redeem your shares at the end of each period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Example: Assuming you do not redeem your shares
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund pursues its objective primarily by gaining diversified exposure to core global equity asset classes, including emerging markets equities (the “Equity Component”), and core U.S. fixed income asset classes (the “Fixed Income Component”). The Equity Component can include exposure to equity securities of any market capitalization, any sector and from any country, including emerging markets. The Fixed Income Component primarily consists of U.S. government and government agency debt, U.S. investment grade securities, U.S. securitized debt and U.S. short-term high yield corporate bonds. The Fund may also gain up to 20% exposure to “opportunistic” asset classes that the portfolio managers believe offer diversification benefits and exhibit risk and return profiles that are different from core Equity and Fixed Income Components (the “Opportunistic Component”). Currently, the portfolio managers focus their Opportunistic Component positions around the following asset classes: emerging market debt, international debt (which may be denominated either in non-U.S. currencies or in U.S. dollars), intermediate and long-term high yield debt (commonly known as “junk bonds”), commodities and volatility-linked derivatives. The Manager allocates the Fund’s investments among asset classes in response to changing market, economic, and political factors and events that the Manager believes may affect the value of the Fund’s investments. In making investment decisions for the Fund, the Manager seeks to identify trends and turning points in the global markets. The Fund invests directly and indirectly in globally diverse equity securities, including emerging market equities, and in global fixed income securities, including high yield debt, convertible bonds and emerging market debt. To gain exposure to the various asset classes, the Manager incorporates actively managed strategies and/or passive instruments by investing in certain affiliated mutual funds managed by the Manager and/or its affiliates (the “Affiliated Underlying Funds”), unaffiliated funds and other pooled vehicles (collectively, with the Affiliated Underlying Funds, “Underlying Funds”), exchange-traded funds (“ETFs”) and derivative instruments that give synthetic exposure substantially similar to that of a security, basket of securities or other assets that would otherwise be included in such asset classes.

The Fund expects under normal circumstances: (i) that a significant portion of its Equity Component investments will consist of shares of AllianzGI Best Styles Global Equity Fund and AllianzGI Best Styles U.S. Equity Fund, each an Affiliated Underlying Fund offered through this Prospectus, and AllianzGI Best Styles Global Managed Volatility Portfolio and AllianzGI International Growth Portfolio, each an Affiliated Underlying Fund that is a series of AllianzGI Institutional Multi-Series Trust that is not publicly offered, but rather offered through a separate Private Placement Memorandum; (ii) that a significant portion of its Fixed Income Component Investments will consist of shares of AllianzGI Advanced Core Bond Portfolio, an Affiliated Underlying Fund that is a series of AllianzGI Institutional Multi-Series Trust that is not publicly offered, but rather offered through a separate Private Placement Memorandum; and, lastly, (iii) that a significant portion of its Equity Component, Fixed Income Component and Opportunistic Component investments will consist of shares of AllianzGI Global Dynamic Allocation Fund, an Affiliated Underlying Fund offered through this Prospectus. Short descriptions of these Affiliated Underlying Funds are set forth below:

AllianzGI Best Styles Global Equity Fund (“Best Styles Global Fund”)

Investment Objective: Seeks long-term capital appreciation

Fund Focus: Global Equity Securities

Approximate Primary Capitalization Range: All capitalizations

The Best Styles Global Fund seeks to achieve its investment objective by creating a diversified portfolio of global equities. The Best Styles Global Fund will normally invest at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities and equity-related instruments. The Best Styles Global Fund normally invests at least 40% of its assets in non-U.S. securities, including emerging market securities.

AllianzGI Best Styles Global Managed Volatility Portfolio (“Global Managed Volatility Portfolio”)

Investment Objective: Seeks long-term capital appreciation

Fund Focus: Global equity securities

Approximate Primary Capitalization Range: All capitalizations

The Global Managed Volatility Portfolio seeks to achieve its investment objective by investing in a diversified portfolio of global equities, including emerging market securities. The Global Managed Volatility Portfolio will normally not invest in companies located in any single country (including the U.S.) in excess of the larger of: (i) 50% of its net assets, or (ii) a portion of its net assets that equals 5% more than the applicable weight in the Global Managed Volatility Portfolio’s reference index.

AllianzGI International Growth Portfolio (“International Growth Portfolio”)

Investment Objective: Seeks long-term capital appreciation

Fund Focus: Non-U.S. equity securities

Approximate Primary Capitalization Range: All capitalizations

The International Growth Portfolio seeks to achieve its investment objective by investing in a diversified portfolio of non-U.S. stocks exhibiting long-term growth and quality characteristics. The International Growth Portfolio will target investments in companies primarily based on analysis of three criteria: structural growth, quality and valuation.

AllianzGI Best Styles U.S. Equity Fund (“Best Styles U.S. Fund”)

Investment Objective: Seeks long-term capital appreciation

Fund Focus: U.S. equity securities

Approximate Primary Capitalization Range: All capitalizations

The Best Styles U.S. Fund seeks to achieve its investment objective by creating a diversified portfolio of U.S. equity securities. The Best Styles U.S. Fund will normally invest at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities and equity-related instruments, and the Fund will normally invest at least 80% of its net assets (plus borrowings made for investment purposes) in securities of U.S. companies.

AllianzGI Advanced Core Bond Portfolio (“Advanced Core Bond Fund”)

Investment Objective: Seeks long-term risk adjusted total net return

Portfolio Focus: Investment Grade Fixed Income Securities

Credit Quality: Not more than 20% of assets below investment grade

The Advanced Core Bond Fund seeks to achieve its investment objective by investing in a broad range of fixed income securities and other instruments that the portfolio managers believe will optimize the risk-return profile of the Advanced Core Bond Fund. The Advanced Core Bond Fund will normally invest at least 80% of its net assets (plus borrowings made for investment purposes) in bonds and other fixed income securities, including derivative instruments that provide synthetic exposure to fixed income securities.

AllianzGI Global Dynamic Allocation Fund (“Global Dynamic Fund”)

Investment Objective: Long-term capital appreciation

The Global Dynamic Fund seeks to achieve its investment objective through active allocation among global equity, fixed income and a range of other “opportunistic” asset classes, together with actively managed strategies within those asset classes. The Fund invests directly and indirectly in globally diverse equity securities, including emerging market equities, and in U.S. dollar-denominated fixed income securities. The Fund’s baseline long-term allocation consists of 60% to global equity exposure and 40% to fixed income exposure as well as an “Opportunistic Component” of up to 20% of its net assets.

Glide path

The Fund has established strategic Equity Component and strategic Fixed Income Component allocations, which change over time in relation to the Fund’s target retirement date and according to a pre-determined “glide path” as shown in the following table. The target date refers to the approximate year an investor in the Fund would plan to retire (i.e., the Fund’s “target date”). The glide path represents the shifting of strategic Equity Component allocations over time and shows how the Fund’s asset mix becomes more conservative as the target date approaches and passes. This reflects individuals’ expected need for reduced market risks as retirement approaches and for lower portfolio volatility after retiring. AllianzGI U.S. has determined the glide path based on quantitative and qualitative insights around investor return goals and risk tolerance, investment horizon, capital market assumptions, and behavioral finance aspects. At its target date, each Fund’s strategic Equity Component is anticipated to be approximately 40% of its assets. Before the target date, each Fund’s strategic Equity Component is anticipated to be higher depending on how many years the target date is from the current year. For example, if the target date is 10 years in the future, the table below shows the strategic Equity Component to be 65% and the strategic Fixed Income Component to be 35%.

After the Fund reaches its target date, its Equity Component will continue to fall by approximately two percentage points each subsequent year, until such time as the Fund is merged into the AllianzGI Multi Asset Income Fund or the Equity Component reaches 30%.

Years to Target Date	Strategic Equity Component (%)	Typical Equity Component (Min/Max %)	Strategic Fixed Income Exposure (%)	Typical Fixed Income Component (Min/Max %)	Typical “Opportunistic” Component (Min/Max %)*
-5**	30	10-40	70	60-90	0-20
0	40	10-55	60	45-90	0-20
+5	53	15-70	47	30-85	0-20
+10	65	30-85	35	15-70	0-20
+15	75	50-90	25	10-50	0-20
+20	85	70-95	15	5-30	0-20
+25	90	80-99	10	1-20	0-20
+30	93	85-99	7	1-15	0-20
+35	93	85-99	7	1-15	0-20
+40	93	85-99	7	1-15	0-20

*

We note that as a result of its derivative positions, the Fund may have gross investment exposures in excess of 100% of its net assets.

**

After reaching the target date, the Fund’s strategic asset allocation will gradually become more conservative and resemble that of the AllianzGI Multi Asset Income Fund, into which the Fund is expected to merge within eight years provided that the Fund’s Board of Trustees determines the transaction is in the best interest of shareholders.

The table above demonstrates the allocation between the Fund’s Equity Component and Fixed Income Component, which together will always comprise a minimum of 80% of the Fund’s portfolio. In addition, the exposure ranges in the table above indicate the extent to which the Fund’s Equity Component and Fixed Income Component would typically vary from the applicable strategic exposures at a given point in time on the glide path. In addition to the allocations above, the Fund has the ability to invest up to 20% in its Opportunistic Component. The overall allocation to Equity in Global Dynamic Allocation is variable with a strategic long term allocation of 60%.

The strategic Equity and Fixed Income Component allocation ranges set forth in the table above are shown as of a specific target date and will transition over time. For example, the actual Equity and Fixed Income Component allocation ranges for the Fund with 7 years to its target date would fall between the ranges shown above for “+5 Years to Target Date” and “+10 Years to Target Date.” The graph below illustrates how the strategic Equity Component allocation ranges in the table above move along the glide path over time.

In addition to the changes in strategic allocation as its target date approaches, the Fund’s actual exposure may vary substantially over time, depending on such factors as market circumstances and AllianzGI U.S.’s active approach to asset allocation. AllianzGI U.S. applies an active approach to asset allocation to seek to enhance returns over a full market cycle and to mitigate risk, including in times of severe extended market downturns.

The Fund may also gain up to 20% exposure to the Opportunistic Component. Opportunistic Component asset classes include, but are not limited to, those related to emerging market debt, intermediate and long-term high yield debt (commonly referred to as “junk bonds”), commodities and volatility-linked derivatives.

Securities, instruments, actively or passively managed strategies whose primary purpose is to gain exposure to one or more of the “opportunistic” asset classes count toward the Opportunistic Component’s 20% limit. Thus, exposure to “opportunistic” asset classes resulting from investments in diversified underlying strategies is not included in the calculation of the Opportunistic Component of the Fund’s portfolio.

As reflected in the equity allocation graph above, the portfolio managers adjust the Fund’s exposure to equities, fixed income, and other asset classes in an effort to mitigate downside risk, including in times of severe market stress, and to increase the return potential in favorable markets. Although the strategic allocation to the Equity Component at the target date is 40%, the actual allocation can be as low as 10% depending on market conditions. While the portfolio managers attempt to mitigate the downside risk to stabilize performance, there can be no assurance that the Fund will be successful in doing so.

When deciding how to allocate across equity, fixed income and other asset classes, the portfolio managers analyze momentum and momentum reversion as part of the investment process for the Fund. Momentum is the tendency of investments to exhibit persistence in their performance. Momentum reversion is the tendency that a performance trend will ultimately change and move in an opposite direction.

In addition to momentum and momentum reversion signals, the portfolio managers also apply fundamental analysis to locate opportunities to seek to improve the Fund’s return. The portfolio managers expect to make use of volatility-linked derivatives to take advantage of differences between realized and implied volatility on a range of asset classes and to hedge risks in the portfolio.

In implementing these investment strategies, the Fund will make substantial use of futures and forward contracts, both long and short, for bonds, equities, REITs and currencies. The Fund may also incorporate other over-the-counter (OTC) or exchange-traded derivatives to gain, adjust or hedge exposure to different asset classes or market segments. This may include interest rate swaps, total return swaps, credit default swaps, options (puts and calls) purchased or sold by the Fund and structured notes. When making use of volatility-linked derivatives as part of its Opportunistic Component, the Fund will enter into instruments such as variance swaps, volatility futures and similar volatility instruments that reference indexes representing targeted asset classes, such as variance swaps on the S&P 500 Index or on the Euro Stoxx 50 Index. The Fund may maintain a significant percentage of its assets in cash and cash equivalents which will serve as margin or collateral for the Fund’s obligations under derivatives transactions.

The Fund strategy focuses on investments in mutual funds and ETFs. The Fund may invest in any type of equity or fixed income security, including common and preferred stocks, warrants and convertible securities, mortgage-backed securities, asset-backed securities and government and corporate bonds. The Fund may invest in securities of companies of any capitalization, including smaller capitalization companies. The Fund also may make investments intended to provide exposure to one or more commodities or securities indices, currencies, and real estate-related securities. The Fund is expected to be highly diversified across industries, sectors, and countries. The Fund may liquidate a holding if it locates another instrument that offers a more attractive exposure to an asset class or when there is a change in the Fund’s target asset allocation, or if the holding is otherwise deemed inappropriate.

As a result of its derivatives positions, the Fund may have gross investment exposures in excess of 100% of its net assets (i.e., the Fund may be leveraged) and therefore subject to heightened risk of loss. The Fund’s performance can depend substantially on the performance of assets or indices underlying its derivatives even though it does not directly or indirectly own those underlying assets or indices.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first six risks):

Allocation Risk:  The Fund’s investment performance depends upon how its assets are allocated and reallocated among particular Underlying Funds and other investments. The Manager’s allocation techniques and decisions and/or the Manager’s selection of Underlying Funds and other investments may not produce the desired results.

Underlying Fund Risks:  The Fund will be indirectly affected by factors, risks and performance specific to the Underlying Funds.

Market Risk:  The Fund will be affected by factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them.

Issuer Risk:  The Fund will be affected by factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers.

Equity Securities Risk:  Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer.

Fixed Income Risk:  Fixed income (debt) securities are subject to greater levels of credit and liquidity risk, may be speculative and may decline in value due to changes in interest rates or an issuer’s or counterparty’s deterioration or default.

Commodity Risk:  Commodity-linked derivative instruments may increase volatility.

Convertible Securities Risk:  Convertible securities are subject to greater levels of credit and liquidity risk, may be speculative and may decline in value due to increases in interest rates or an issuer’s deterioration or default.

Credit and Counterparty Risk:  An issuer or counterparty may default on obligations.

Currency Risk:  The values of non-U.S. securities may fluctuate with currency exchange rates and exposure to non-U.S. currencies may subject the Fund to the risk that those currencies will decline in value relative to the U.S. dollar.

Derivatives Risk:  Derivative instruments are complex, have different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation.

Emerging Markets Risk:  Non-U.S. investment risk may be particularly high to the extent that the Fund invests in emerging market securities. These securities may present market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed countries.

Focused Investment Risk:  To the extent the Fund focuses its investments on a limited number of issuers, sectors, industries or geographic regions, it may be subject to increased risk and volatility.

High Yield Risk:  High-yield or junk bonds are subject to greater levels of credit and liquidity risk, may be speculative and may decline in value due to increases in interest rates or an issuer’s deterioration or default.

Index Risk:  Investments in index-linked derivatives are subject to the risks associated with the applicable index.

Interest Rate Risk:  Fixed income securities may decline in value because of increases in interest rates.

IPO Risk:  Securities purchased in initial public offerings have no trading history, limited issuer information and increased volatility.

Leveraging Risk:  Instruments and transactions that constitute leverage magnify gains or losses and increase volatility.

Liquidity Risk:  To the extent the Fund invests in less liquid securities or the level of liquidity in a particular market is constrained, the lack of an active market for investments may cause delay in disposition or force a sale below fair value.

Management Risk:  The Fund will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management.

Mortgage-Related and Other Asset-Backed Risk:  Investing in mortgage- and asset-backed securities involves interest rate, credit, valuation, extension and liquidity risks and the risk that payments on the underlying assets are delayed, prepaid, subordinated or defaulted on.

Non-U.S. Investment Risk:  Non-U.S. securities markets and issuers may be more volatile, smaller, less liquid, less transparent and subject to less oversight, particularly in emerging markets.

REIT and Real Estate-Related Investment Risk:  Adverse changes in the real estate markets may affect the value of REIT investments or real estate-linked derivatives.

Short Selling Risk:  Short selling enhances leveraging risk and involves counterparty risk and the risk of unlimited loss.

Smaller Company Risk:  Securities issued by smaller companies may be more volatile and present increased liquidity risk relative to securities issued by larger companies.

Variable Distribution Risk:  Periodic distributions by investments of variable or floating interest rates vary with fluctuations in market interest rates.

Please see “Summary of Principal Risks” in the Fund’s prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
RIsk Not Insured [Text]	rr_RiskNotInsured	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund’s average annual total returns with those of two broad-based market indexes and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund’s Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown. Other share classes would have different performance due to the different expenses they bear. Performance in the Average Annual Total Returns table reflects the impact of sales charges. Prior to October 1, 2016, the Fund was managed pursuant to a different investment strategy and would not necessarily have achieved the performance results shown below for periods prior to October 1, 2016 under its current investment strategy. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the Fund’s inception, as adjusted to reflect fees and expenses paid by the newer class. These adjustments generally result in estimated performance results for the newer class that are different from the actual results of the predecessor class, due to differing levels of fees and expenses paid. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit us.allianzgi.com for more current performance information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund’s average annual total returns with those of two broad-based market indexes and a performance average of similar mutual funds.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	us.allianzgi.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, before and after taxes, is not necessarily predictive of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns — Class A
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart and the information to its right show performance of the Fund’s Class A shares, but do not reflect the impact of sales charges (loads).
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest and Lowest Quarter Returns
(for periods shown in the bar chart)
Highest 01/01/2019–03/31/2019	10.75%
Lowest 10/01/2018–12/31/2018	-13.30%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.75%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.30%)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Performance in the Average Annual Total Returns table reflects the impact of sales charges
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Class A shares only. After-tax returns for other share classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other share classes will vary.

Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for periods ended 12/31/19)
AllianzGI Retirement 2045 Fund | Morningstar Lifetime Moderate 2045 (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	24.97%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	8.26%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	11.03%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 19, 2011
AllianzGI Retirement 2045 Fund | AllianzGI 2045 Strategic Benchmark (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	25.92%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	8.15%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	9.42%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 19, 2011
AllianzGI Retirement 2045 Fund | Lipper Mixed-Asset Target 2045 Funds Average
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	24.24%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	7.79%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	10.11%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 19, 2011
AllianzGI Retirement 2045 Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Advisory Fees	rr_ManagementFeesOverAssets	0.05%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.30%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.46%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.06%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[3]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	0.95%	[3]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds that are part of the family of mutual funds sponsored by Allianz.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	642
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	858
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,093
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,764
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	642
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	858
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,093
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,764
Annual Return 2012	rr_AnnualReturn2012	12.98%
Annual Return 2013	rr_AnnualReturn2013	13.50%
Annual Return 2014	rr_AnnualReturn2014	1.27%
Annual Return 2015	rr_AnnualReturn2015	(2.07%)
Annual Return 2016	rr_AnnualReturn2016	8.64%
Annual Return 2017	rr_AnnualReturn2017	21.72%
Annual Return 2018	rr_AnnualReturn2018	(11.31%)
Annual Return 2019	rr_AnnualReturn2019	22.79%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.03%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.91%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.47%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 19, 2011
AllianzGI Retirement 2045 Fund | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.52%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.62%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.40%
AllianzGI Retirement 2045 Fund | Class A | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.24%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.83%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.14%
AllianzGI Retirement 2045 Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Advisory Fees	rr_ManagementFeesOverAssets	0.05%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.30%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.46%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.31%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[3]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.30%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 132
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	414
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	717
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,578
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	132
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	414
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	717
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,578
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	22.45%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.76%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.86%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 19, 2011
AllianzGI Retirement 2045 Fund | Class T
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.50%
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Advisory Fees	rr_ManagementFeesOverAssets	0.05%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.30%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.46%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.06%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[3]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	0.95%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 345
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	568
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	810
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,502
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	345
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	568
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	810
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,502
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	19.72%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.58%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.89%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 19, 2011
AllianzGI Retirement 2045 Fund | R6
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Advisory Fees	rr_ManagementFeesOverAssets	0.05%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.05%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.46%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.56%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[3]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	0.55%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 56
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	178
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	312
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	700
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	56
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	178
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	312
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 700
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	23.31%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	7.57%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.68%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 19, 2011
AllianzGI Retirement 2045 Fund | Class P
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Advisory Fees	rr_ManagementFeesOverAssets	0.05%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.15%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.46%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.66%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[3]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	0.65%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 66
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	210
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	367
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	822
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	66
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	210
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	367
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 822
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	23.12%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	7.45%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.57%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 19, 2011
AllianzGI Retirement 2045 Fund | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Advisory Fees	rr_ManagementFeesOverAssets	0.05%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.15%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.46%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.91%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[3]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	0.90%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 92
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	289
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	503
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,119
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	92
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	289
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	503
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,119
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	22.94%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	7.19%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.28%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 19, 2011

[1]	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase.
[2]	Other Expenses represent administrative fees paid by the Fund to Allianz Global Investors U.S. LLC ("AllianzGI U.S." or the "Manager") pursuant to an Administration Agreement between AllianzGI U.S. and the Trust.
[3]	AllianzGI U.S. has contractually agreed, until January 31, 2021, to irrevocably waive its advisory and administrative fees and reimburse any additional Other Expenses or Acquired Fund Fees and Expenses, to the extent that Total Annual Fund Operating Expenses After Expense Reductions, excluding interest, tax, and extraordinary expenses, exceed 0.95% for Class A shares, 1.30% for Class R shares, 0.95% for Class T shares, 0.55% for Class R6 shares, 0.65% for Class P shares and 0.90% for Administrative Class shares. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit in effect at the time of such waiver or reimbursement. The Expense Limitation Agreement is terminable by the Trust or by mutual agreement of the parties.